Segment Reporting (Allowance for Loan Losses under U.S. GAAP for Each Segment ) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
As of December 31, 2009		3,341,046
As of December 31, 2010	4,247,326
Retail Banking [Member]
As of December 31, 2009		461,013
As of December 31, 2010	471,728
Corporate Banking [Member]
As of December 31, 2009		2,532,894
As of December 31, 2010	3,483,634
Capital Markets Activities [Member]
As of December 31, 2009		335
As of December 31, 2010	421
Credit Card Operations [Member]
As of December 31, 2009		202,173
As of December 31, 2010	165,912
Other [Member]
As of December 31, 2009		144,631
As of December 31, 2010	125,631